CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Deposit	$ 1,701,662	$ 2,077,146
Supplier [member] | Customers Four [member]
Statement [Line Items]
Concentration of credit risk			11.20%
Supplier [member] | Customers Three [member]
Statement [Line Items]
Concentration of credit risk	14.60%		11.90%
Supplier [member] | Customers Two [member]
Statement [Line Items]
Concentration of credit risk	15.90%	12.20%	16.10%
Supplier [member] | Customers One [member]
Statement [Line Items]
Concentration of credit risk	26.00%	21.20%	38.10%
Accounts Receivable [member] | Customers One [member]
Statement [Line Items]
Concentration of credit risk	82.10%	81.00%
Total Revenue [member] | Customers Two [member]
Statement [Line Items]
Concentration of credit risk	30.90%	37.10%	31.30%
Total Revenue [member] | Customers One [member]
Statement [Line Items]
Concentration of credit risk	36.30%	44.20%	55.20%